S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 02, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

Sponsor Compensation

The amount of compensation that may be received by our sponsor and its affiliates is summarized as follows:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ALLR Sponsor LLC	3,333,333 Class B ordinary shares, or 3,833,333 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full	$25,000

ALLR Sponsor LLC	2,600,000 private warrants, or 2,787,500 private warrants if the underwriters’ over-allotment option is exercised in full	$2,600,000, or $2,787,500 if the underwriters’ over-allotment option is exercised in full

ALLR Sponsor LLC	Upon the consummation of this offering, we will begin paying an amount equal to up to $20,000 per month, which will be paid upon the consummation of our initial business combination or at the time of our dissolution, assuming there is cash available. The $120,000 allocation in the Use of Proceeds table reflects six months of estimated payments; any additional amounts will be paid only from funds outside the trust account, loans or additional investments, or will be deferred and paid upon the consummation of our initial business combination or liquidation, assuming cash is available.	Office space, utilities and personnel

ALLR Sponsor LLC, or its affiliates	Up to $300,000	Repayment of loans anticipated to be made to us by our sponsor to cover offering-related and organizational expenses

ALLR Sponsor LLC, or its affiliates	Additional working capital loans, if any, up to $1,500,000 of which may be converted into warrants at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

ALLR Sponsor LLC, or its affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Subject to an anti-dilution adjustment, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of all ordinary shares issued and outstanding upon completion of this initial public offering (excluding the representative shares) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with or in relation to our initial business combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued upon conversion of working capital loans; provided that the conversion will never occur on a less than one-for-one basis. The conversion ratio adjustment described above will not be reduced by any redemptions of Class A ordinary shares by public shareholders in connection with our initial business combination or any extension vote.	N/A

Independent Directors of Allarity Acquisition Corp.

Our independent directors will each receive an indirect interest in our founder shares through ownership interests in our sponsor, but Gerald W. McLaughlin, Jesper Hoiland and Joseph V. Renda will not have the right to participate in any decision regarding the disposal of any security held by the sponsor, or otherwise, as any such decisions would be made by the sponsor’s board as a collective body

It is expected that each of Mr. McLaughlin, Mr. Hoiland and Mr. Renda be issued 20,000 shares in our sponsor upon joining our Board.

Service as an independent director

(1)	Amounts shown for founder shares and private warrants include the no-over-allotment and full-over-allotment cases, as applicable.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Redemption of public shares and liquidation if no initial business combination

Our initial shareholders, officers and directors have agreed that we will have until 18 months from the closing of this offering to consummate our initial business combination. If we are unable to complete our initial business combination within the completion window, we will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less up to $100,000 of interest to pay dissolution expenses (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our Board of Directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the 18-month time period.

Our initial shareholders, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the completion window. However, if our initial shareholders acquire public shares after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

Our initial shareholders, officers and directors have agreed, pursuant to a written letter agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (i) that would modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (ii) with respect to the other provisions relating to shareholders’ rights or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after an initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland Joseph V. Renda	Transfers permitted (a) to our or the Representative’s officers, directors, advisors or consultants, any affiliate or family member of any of our or the Representative’s officers, directors, advisors or consultants, any members or partners of the sponsor or the Representative or its respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor or the Representative, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor or the Representative to its respective members, partners or shareholders pursuant to our sponsor’s memorandum and articles of association, the Representative’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands and the amended and restated memorandum and articles of association upon dissolution of our sponsor or upon dissolution of the Representative, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private warrants (including the securities underlying such warrants)	After the completion of our initial business combination.	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland Joseph V. Renda	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after the date of this prospectus.	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland Joseph V. Renda	We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Maxim for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares or any other securities convertible into, exercisable for or exchangeable for ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Maxim in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)(2)	Entity	Entity’s Business	Affiliation
Thomas H. Jensen	Allarity Therapeutics, Inc.	Biotech	CEO & Director
	Valion Bio, Inc.	Biotech	Chairman
Jeffrey S. Ervin	Allarity Therapeutics, Inc.	Biotech	Chief Financial Officer

Gerald W. McLaughlin	Allarity Therapeutics, Inc.	Biotech	Director
	Life Biosciences, Inc.	Biotech	CEO & Director

Jesper Hoiland	Allarity Therapeutics, Inc.	Biotech	Director
	Flen Health SA	Biotech	Director
	SciBase Holding AB	Biotech	Chairman

Joseph V. Renda	Amneal Pharmaceuticals	A pharmaceutical company	Senior Vice President and Chief Commercial Officer

(1)	Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.

(2)	Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his name.